Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($)	Oct. 31, 2024	Oct. 31, 2023
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	$ 164,957	$ 744,104
Less: accumulated depreciation	(164,756)	(182,213)
Property and equipment, net	201	561,891
Machinery equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross		579,147
Transportation equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	98,860	98,860
Office and electronic equipment [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	11,710	11,710
Leasehold improvement [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, gross	$ 54,387	$ 54,387